Subsequent Events (Details) - USD ($)															3 Months Ended			12 Months Ended
	May 18, 2026	May 12, 2026	Apr. 21, 2026	Apr. 09, 2026	Apr. 08, 2026	Mar. 27, 2026	Mar. 06, 2026	Feb. 02, 2026	Jan. 29, 2026	Jan. 27, 2026	Jan. 11, 2026	Dec. 28, 2025	Dec. 04, 2025	Sep. 16, 2024	Mar. 29, 2026	Mar. 30, 2025	Mar. 29, 2025	Dec. 28, 2025	Dec. 29, 2024	Mar. 05, 2026	Jan. 31, 2026
Subsequent Events [Line Items]
Reduction of compensation related costs		$ 300,000
Received deposit															$ 1,300,000
Notes issued															$ 2,000,000
Percentage of senior secured notes															10.00%
Converted shares (in Shares)															600,000			8.6
Principal amount										$ 1,000,000		$ 1,000		$ 1,000	$ 3,300,000			$ 1,000
Increase the conversion rate														7.00%
Fees and expenses incurred															1,500,000
Settlement amount												$ 9,500,000			$ 9,500,000			$ 9,500,000	$ 7,700,000
April payment													$ 9,500,000
(in Shares)												111,334,959			120,347,463			111,334,959	73,784,645
Purchase commitment amount										25,000,000
Common stock value												$ 16,000			$ 16,000			$ 16,000	$ 14,000
Common stock, shares issued (in Shares)												111,334,959			120,347,463			111,334,959	73,784,645
Repayments of Long-Term Debt															$ 5,000,000
Shares Issued, Price Per Share (in Dollars per share)												$ 2.5						$ 2.5
Common stock price equal percentage																		95.00%
Payment premium equal percentage																		3.00%
Issuance of share (in Shares)														467.8363
Common stock par value (in Dollars per share)												$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Stock Issued During Period, Value, Restricted Stock Award, Gross
Converted amount												$ 1,600,000						$ 14,700,000
Forecast [Member]
Subsequent Events [Line Items]
Deposits Amount					$ 5,000,000
Common Stock [Member]
Subsequent Events [Line Items]
Remaining shares issued (in Shares)
Issuance of share (in Shares)															4,560,000			4,010,000	2,918,837
Stock Issued During Period, Value, Restricted Stock Award, Gross
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)															863,030	192,398		4,632,211	669,059
Subsequent Event [Member]
Subsequent Events [Line Items]
Amount of exchange of deposit received					$ 5,000,000
Interest rate									12.00%
Percentage of senior secured notes issued			10.00%
Percentage of senior secured notes			10.00%
Annual interest rate							18.00%
Principal amount			$ 1,287,000
Percentage of senior secured notes offering			10.00%
Payment of cash			$ 4,000,000
Percentage of outstanding notes				7.00%
Cash for accrued interest			$ 460,000
Stock Issued During Period, Value, Restricted Stock Award, Gross								$ 2,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)								850,000
Deposits Amount						$ 5,000,000
Subsequent Event [Member] | Amendment to Seller Note [Member]
Subsequent Events [Line Items]
Bear interest per annum																				10.00%
Percentage of increase per annum			10.00%
Issued remaining shares (in Shares)					6,700,000
Subsequent Event [Member] | Amendment to White Lion SPA [Member]
Subsequent Events [Line Items]
Purchase commitment amount											$ 55,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
(in Shares)			18,800,000
Common stock, shares issued (in Shares)					6,700,000
Subsequent Event [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance of share (in Shares)								1.8
Common stock par value (in Dollars per share)								$ 3.33
Subsequent Event [Member] | Common Stock [Member] | Amendment to Seller Note [Member]
Subsequent Events [Line Items]
Remaining shares issued (in Shares)					6,700,000
Settlement Agreement [Member]
Subsequent Events [Line Items]
Principal amount															$ 4,750,000
Settlement Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Settlement amount				$ 9,500,000
April payment				$ 4,750,000
CPP Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of debt			$ 10,000,000
Standby Equity Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Investor will advance amount										$ 20,000,000
Percentage of discount from principal amount										10.00%
Payments for Other Fees										$ 50,000.00
Common stock, shares issued (in Shares)										175,000
Repayments of Long-Term Debt							$ 2,000,000
Debt Instrument, Unamortized Premium							$ 60,000.00
Standby Equity Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock value										$ 25,000,000
First Tranche [Member] | Standby Equity Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount										$ 1,900,000
Subsequent Convertible Senior Secured Notes Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount			41,000,000
Notes issued			10,000,000
Subsequent Convertible Senior Secured Notes Offering [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Notes issued			$ 6,000,000
Percentage of senior secured notes issued			10.00%
Convertible Senior Secured Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Interest rate			10.00%
Senior Secured Notes [Member]
Subsequent Events [Line Items]
Interest rate															10.00%
Conversion price (in Dollars per share)															$ 1.13
Converted shares (in Shares)															884.9557
Principal amount															$ 1,000
Increase the conversion rate															10.00%
Annual interest rate															10.00%
Debt instrument, not redeemable, percentage															10.00%
Net proceeds of offering															$ 9,750,000
Senior Secured Notes [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Interest rate															10.00%
Conversion price (in Dollars per share)															$ 1.64
Converted shares (in Shares)															610.3143
Senior Secured Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Interest rate			10.00%
Bear interest per annum			10.00%
Senior Secured Notes [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Interest rate				10.00%
Senior Secured Notes [Member] | CPP Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Interest rate			10.00%
March 2026 Bridge Note [Member]
Subsequent Events [Line Items]
Principal amount															$ 0.000005
March 2026 Bridge Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount			$ 5,000,000
A&R Seller Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Bear interest per annum			7.00%
Principal amount			$ 7,000,000
Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount			21,250,000
September 2024 Notes [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)																	1,600,000	8,600,000
Principal amount															1,000,000
Converted amount																	$ 14,700,000
Yorkville Notes [Member] | Forecast [Member]
Subsequent Events [Line Items]
Applicable interest rate	18.00%
Promissory Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Annual interest rate							0.00%
Principal amount							$ 10
Purchase price							9,000,000
Promissory Notes [Member] | Standby Equity Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount							$ 10,000,000
Convertible Senior Unsecured Convertible Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)									540.5405
Principal amount									$ 1,000
Partial conversion of September 2024 Notes [Member]
Subsequent Events [Line Items]
Converted amount												2,800,000
SunPower [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Commitment to pay				$ 4,750,000
Rodgers Massey Revocable Living Trust [Member]
Subsequent Events [Line Items]
Deposits												$ 2,000,000						$ 2,000,000
Rodgers Massey Revocable Living Trust [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Deposits																					$ 1,300,000
Rodgers Revocable Trust [Member]
Subsequent Events [Line Items]
Received deposit						$ 5,000,000
Institutional Investors [Member] | Subsequent Convertible Senior Secured Notes Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Notes issued			$ 25,000,000
Percentage of senior secured notes issued			10.00%
CPP [Member]
Subsequent Events [Line Items]
Principal amount															$ 4,000,000
YA [Member] | Senior Secured Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Interest rate			10.00%
YA [Member] | March 2026 Bridge Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Prepay outstanding principal amount			$ 5,000,000
Related Party [Member] | Convertible Senior Unsecured Convertible Note [Member] | Subsequent Event [Member] | Forecast [Member] | Senior Notes [Member]
Subsequent Events [Line Items]
Deposits									$ 3,300,000
Minimum [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Fundraise provision				1,000,000
Minimum [Member] | Promissory Notes [Member] | Standby Equity Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Annual interest rate										0.00%
Maximum [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Fundraise provision				$ 5,000,000
Maximum [Member] | Promissory Notes [Member] | Standby Equity Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Annual interest rate										18.00%